Inventories	12 Months Ended
Mar. 31, 2021
Inventory Disclosure [Abstract]
Inventories
3	Inventories

The components of inventories are as follows:

	March 31,
	2020	2021
	$ in thousands	$ in thousands

Raw materials	357	267
Work in progress	429	391
Finished goods	392	439

	1,178	1,097

During the fiscal years ended March 31, 2019, 2020 and 2021, based upon material composition and expected usage, provisions for inventories of approximately $73,000, $87,000 and $108,000, respectively, were charged to the consolidated statements of operations under cost of revenue.